Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 513,354	$ 567,451
Marketable securities	595,383	481,883
Accounts receivable and other:
Trade, net	235,221	237,945
Other receivables and prepaid expenses	35,567	47,362
Inventories	153,073	148,079
TOTAL CURRENT ASSETS	1,532,598	1,482,720
LONG-TERM MARKETABLE SECURITIES	459,639	304,322
PROPERTY, PLANT AND EQUIPMENT, NET	209,961	206,242
DEFERRED INCOME TAXES	106,693	110,974
OTHER ASSETS	32,361	31,068
TOTAL ASSETS	2,341,252	2,135,326
Accounts payable:
Trade payables	28,858	35,060
Other current liabilities	193,873	181,761
TOTAL CURRENT LIABILITIES	222,731	216,821
LONG-TERM LIABILITIES:
Deferred income taxes	3,395	2,985
Other long-term liabilities	5,367	4,398
TOTAL LONG-TERM LIABILITIES	8,762	7,383
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	231,493	224,204
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2020 and March 31, 2019: 200,000,000 shares; Issued at March 31, 2020 and March 31, 2019: 45,116,262 shares Outstanding at March 31, 2020 and March 31, 2019: 38,258,077 and 38,538,796 shares, respectively	679	679
Founders’ shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2020 and March 31, 2019: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive loss, net of taxes	(163,037)	(144,108)
Treasury stock at March 31, 2020 and March 31, 2019: 6,858,185 and 6,577,466 shares, respectively	(721,494)	(694,510)
Accumulated earnings	2,725,270	2,481,029
Taro shareholders' equity	2,103,864	1,905,536
Non-controlling interest	5,895	5,586
TOTAL SHAREHOLDERS’ EQUITY	2,109,759	1,911,122
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,341,252	$ 2,135,326